Schedule of related party transaction (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Joint Venture Polar Charge A Band Its Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Sales to related party			kr (907)	kr 35,846
Purchases from related party			7,058	5,943
Amounts owed by related party			213	1,904
Amounts owed by related party			122	1,848
Right-of-use asset			99,132	95,065
Lease payments made to Polar Charge AB	kr 3,728	kr 3,416	107,205	100,274
External costs invoiced to Polar Charge AB	kr 2,252	kr 53
Board members board fees [member]
IfrsStatementLineItems [Line Items]
Sales to related party
Purchases from related party			1,315	946
Amounts owed by related party
Amounts owed by related party				23
Right-of-use asset
Lease payments made to Polar Charge AB
Board members consultancy [member]
IfrsStatementLineItems [Line Items]
Sales to related party
Purchases from related party			6,663	249
Amounts owed by related party
Amounts owed by related party
Right-of-use asset
Lease payments made to Polar Charge AB